Summary of Significant Accounting Policies - Income Taxes (Details) - CAD ($) $ in Billions	Dec. 31, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
Undistributed earnings on foreign subsidiaries	$ 5.3	$ 4.1